Prepaid expenses and other current assets	9 Months Ended
Sep. 30, 2022
Prepaid expenses and other current assets

5. Prepaid expenses and other current assets

	September 30, 2022	December 31, 2021
	$	$
Prepaid insurance	839	421
Prepaid research and development	1,561	1,329
Other	74	22
	2,474	1,772

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2022 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)